[H & M Final]

[Translation]

SEMI-ANNUAL REPORT
(The Sixth Term)
From:  July 1, 1999
To:  December 31, 1999

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(For NAV Sale)

PUTNAM EUROPE GROWTH FUND

SEMI-ANNUAL REPORT
(The Sixth Term)
From:  July 1, 1999
To:  December 31, 1999

PUTNAM EUROPE GROWTH FUND

SEMI-ANNUAL REPORT
(The Sixth Term)
From: July 1, 1999
To:  December 31, 1999




To:  Director of Kanto Local Finance Bureau
                                                   Filing Date: March 31, 2000
                                      Filing Date of Amendment: April 30, 2000

Name of the Registrant Fund:                       PUTNAM EUROPE GROWTH FUND

Name and Official Title of Representative          Charles E. Porter
Of Trustees:                                       Executive Vice President

Address of Principal Office:                       One Post Office Square
                                                   Boston, Massachusetts 02109
                                                   U. S. A.

Name and Title of Registration Agent:              Harume Nakano
                                                   Attorney-at-Law
                                                   Signature [Harume Nakano]
                                                   ------------------------
                                                          (Seal)

                                                   Ken Miura
                                                   Attorney-at-Law
                                                   Signature [Ken Miura]
                                                   --------------------
                                                          (Seal)

Address or Place of Business                       Kasumigaseki Building, 25th Floor
                                                   2-5, Kasumigaseki 3-chome
                                                   Chiyoda-ku, Tokyo

Name of Liaison Contact:                           Harume Nakano
                                                   Ken Miura
                                                   Attorneys-at-Law

Place of Liaison Contact:                          Hamada & Matsumoto
                                                   Kasumigaseki Building, 25th Floor
                                                   2-5, Kasumigaseki 3-chome
                                                   Chiyoda-ku, Tokyo

Phone Number:                                      03-3580-3377

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

(Total number of pages of this Semi-annual Report is 36 including the front page)





C O N T E N T S

                                                     This           Japanese
                                                   English          Original
                                                 Translation
I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio           1                 1

(2) Results of Past Operations                        2                 1
    a. Record of Changes in Net Assets                2                 2
    b. Record of Distributions Paid                   2                 2

(3) Record of Sales and Repurchases                   3                 2

II. OUTLINE OF THE FUND

 1. FUND                                              4                 3

(1) Amount of Capital Stock                           4                 3

(2) Information Concerning Major Shareholders         4                 3

(3) Information Concerning Directors, Officers
    and Employees                                     4                 3

(4) Description of Business and Outline of
    Operation                                         8                 5

(5) Miscellaneous                                     8                 5

2.  Putnam Investment Management, Inc.
    (Investment Management Company)                   8                 5

(1) Amount of Capital Stock                           8                 5

(2) Information Concerning Major Shareholders         8                 5

(3) Information Concerning Directors, Officers
    and Employees                                     8                 6

(4) Summary of Business Lines and Business
    Operation                                        20                13

(5) Miscellaneous                                    31                29

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND     31                30

 IV. OUTLINE OF THE FINANCIAL STATUS OF THE
     INVESTMENT MANAGEMENT COMPANY                   31                47





I. STATUS OF INVESTMENT FUND ("Putnam Europe Growth Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic
Regions:

                                               (As of the end of February 2000)
----------------------------------------------------------------------------------
                                                                        Investment
Types of Assets     Name of Country          Total USD                   Ratio (%)
----------------------------------------------------------------------------------
Common Stock        United Kingdom           579,640,413                  27.48
                    France                   396,484,132                  18.80
                    Germany                  210,474,032                   9.98
                    Netherlands              205,607,356                   9.75
                    Sweden                   181,289,003                   8.60
                    Italy                    158,096,090                   7.50
                    Switzerland              121,670,434                   5.77
                    Finland                  106,786,907                   5.06
                    Ireland                   45,485,912                   2.16
                    Spain                     37,116,308                   1.76
                    United States             13,899,856                   0.66
----------------------------------------------------------------------------------
Sub-total                                  2,056,550,443                  97.52
----------------------------------------------------------------------------------
Cash, Deposit and Other
Assets (After deduction                       52,236,962                   2.48
liabilities)
----------------------------------------------------------------------------------
Total                                      2,108,787,405                 100.00
(Net Asset Value)                ([YEN] 231,756 million)
----------------------------------------------------------------------------------

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is
        [YEN] 109.90 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on February 29,
        2000 quoted by The Bank of Tokyo-Mitsubishi, Ltd.  The same applies hereinafter.

Note 3  In this report, money amounts and percentages have been rounded.  Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount.  Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary.  As a result, in this report, there are cases in which figures for the same information differ from each other.






(2) Results of Past Operations

 a. Record of Changes in Net Assets (Class M Shares)

    Record of changes in net assets during the one-year period up to and including the end of February 2000 is as follows:

                         Total Net Asset Value        Net Asset Value per Share
----------------------------------------------------------------------------------
                   USD (thousands)  Yen  (millions)      USD            Yen
----------------------------------------------------------------------------------
1999 End of March      156,614           17,212         21.41           2,353
April                  128,110           14,079         21.56           2,369
May                    104,598           11,495         21.05           2,313
June                    97,950           10,765         21.48           2,361
July                    93,660           10,293         21.79           2,395
August                  89,613            9,848         21.77           2,393
September               86,166            9,470         21.74           2,389
October                 89,671            9,855         22.54           2,477
November                91,114           10,013         23.83           2,619
December                95,375           10,482         26.39           2,900
2000 End of January     79,169            8,701         25.04           2,752
February                75,866            8,338         27.48           3,020
----------------------------------------------------------------------------------

(Note) Operations of Class M Shares were commenced on December 1, 1994.

b. Record of Distributions Paid (Class M Shares)



Fiscal Year                  Amount paid per Share            Capital Gains
----------------------------------------------------------------------------------
The Fifth Fiscal Year         $0.20 ([YEN] 21.98)          $1.00 ([YEN] 109.90)
(7/1/98 - 6/30/99)
----------------------------------------------------------------------------------

(Note) Record of distribution paid from December 1994 to December 1999 are as follows:


                              Dividend                    NAV per Share
-----------------------------------------------------------------------
Ex-dividend Date           USD        JPY                      USD
-----------------------------------------------------------------------
1996 December 20         $1.230     135.18                   $16.11
1997 December 19         $1.430     157.16                   $18.09
1998 December 18         $1.196     131.44                   $20.76
1999 December 17         $0.042       4.62                   $25.21

(3) Record of Sales and Repurchases (Class M Shares)

    Record of sales and repurchases during the one year period up to and including the end of February 2000 and number of outstanding shares of the Fund as of the end of February 2000 are as follows:

(3/1/99 - 2/29/00)



Number of Shares Sold             Number of Shares      Number of Outstanding
                                    Repurchased                Shares
----------------------------------------------------------------------------------
 5,027,390                          10,254,133               2,761,118
(3,229,460)                         (7,990,220)             (1,174,470)
----------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.





II. OUTLINE OF THE FUND

1.  Fund

(1) Amount of Capital Stock

    Not applicable.

(2) Information Concerning Major Shareholders

    Not applicable.

(3) Information Concerning Directors, Officers and Employees


(1) Trustees and Officers of the Fund                        (as of February 29, 2000)
--------------------------------------------------------------------------------------
Name                   Office and Title            Resume                 Shares Owned
--------------------------------------------------------------------------------------
George Putnam          Chairman and       present: Chairman and Director,        5,435
                       President                   Putnam Investment
                                                   Management and Putnam Mutual
                                                   Funds Corp.
                                                   Director, Freepost Copper
                                                   and Gold, Inc., Houghton
                                                   Mifflin Company and Marsh &
                                                   McLennan Companies, Inc.
--------------------------------------------------------------------------------------
John A. Hill           Vice Chairman      present: Chairman and Managing         4,557
                                                   Director of First Reserve
                                                   Corp., Director, Synder Oil
                                                   Corporation, TransMontaigue
                                                   Oil Company and various
                                                   private companies owned by
                                                   First Reserve Corp.
--------------------------------------------------------------------------------------
William F. Pounds      Vice Chairman      present: Professor Emeritus of         8,881
                                                   Management, Alfred P. Sloan
                                                   School of Management,
                                                   Massachusetts Institute of
                                                   Technology, Director, IDEXX
                                                   Laboratories, Inc.,
                                                   Management Sciences for
                                                   Health, Inc. and Sun
                                                   Company, Inc.
--------------------------------------------------------------------------------------
Jameson Adkins Baxter  Trustee            present: President, Baxter               685
                                                   Associates, Inc., Director
                                                   of MB Financial, Inc., ASHTA
                                                   Chemicals, Inc., Banta
                                                   Corporation and Ryerson
                                                   Tull, Inc.
--------------------------------------------------------------------------------------
Hans H. Estin          Trustee            present: Vice Chairman, North            419
                                                   American Management Corp.
--------------------------------------------------------------------------------------
Ronald J. Jackson      Trustee            present: Former Chairman, President    1,201
                                                   and Chief Executive Officer,
                                                   Fisher-Price, Inc.
--------------------------------------------------------------------------------------
Paul. L. Joskow        Trustee            present: Professor of Economics and        0
                                                   Management and former
                                                   Chairman of Dept. of
                                                   Economics, the Massachusetts
                                                   Institute of Technology,
                                                   Director of New England
                                                   Electric System, State Farm
                                                   Indemnity Company and
                                                   Whitehead Institute for
                                                   Biomedical Research
--------------------------------------------------------------------------------------
Elizabeth T. Kennan    Trustee            present: President Emeritus and          315
                                                   Professor, Mount Holyoke
                                                   College, Director, Bell
                                                   Atlantic, The Kentucky
                                                   Home Life Insurance
                                                   Companies, Northern
                                                   Utilities and Talbots
--------------------------------------------------------------------------------------
Lawrence J. Lasser     Trustee and Vice   present: President, Chief Executive      109
                       President                   Officer and Director, Putnam
                                                   Investments, Inc. and Putnam
                                                   Investment Management, Inc.
                                                   Director, Marsh & McLennan
                                                   Companies, Inc. and United
                                                   Way of Massachusetts Bay
--------------------------------------------------------------------------------------
John H. Mullin, III    Trustee            present: Chairman and Chief Executive    582
                                                   Officer, Ridgeway Farm,
                                                   Director, ACX Technologies,
                                                   Inc., Alex Brown Realty,
                                                   Inc., The Liberty Corporation
                                                   and Carolina Power & Light
--------------------------------------------------------------------------------------
Robert E. Patterson    Trustee            present: President and Trustee of      1,724
                                                   Cabot Industrial Trust and
                                                   Director of Brandywine Trust
                                                   Company
--------------------------------------------------------------------------------------
George Putnam, III     Trustee            present: President, New Generation       329
                                                   Research, Inc. and New
                                                   Generation Advisers, Inc.,
                                                   Director, The Boston Family
                                                   Office L.L.C.
--------------------------------------------------------------------------------------
A.J.C. Smith           Trustee            present: Chairman and Chief              139
                                                   Executive Officer, Marsh &
                                                   McLennan Companies, Inc.,
                                                   Director, Trident Partnership
--------------------------------------------------------------------------------------
W. Thomas Stephens     Trustee            present: President and Chief             117
                                                   Executive Officer of
                                                   MacMillan Bloedel, Ltd.
                                                   Director, Qwest
                                                   Communications and New
                                                   Century Energies
--------------------------------------------------------------------------------------
W. Nicholas Thorndike  Trustee            present: Director of various             129
                                                   corporations and charitable
                                                   organizations, including
                                                   Courier Corp., Data
                                                   General Corp., Bradley
                                                   Real Estate, Inc. and
                                                   Providence Journal Co.
--------------------------------------------------------------------------------------
Charles E. Porter      Executive Vice     present: Managing Director,                0
                       President                   Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
John D. Hughes         Senior Vice        present: Senior Vice President             0
                       President and               of Putnam Investment
                       Treasurer                   Management, Inc.
--------------------------------------------------------------------------------------
Patricia C. Flaherty   Senior Vice        present: Senior Vice President             0
                       President                   of Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Ian C. Ferguson        Vice President     present: Senior Managing Director          0
                                                   of Putnam Investments,
                                                   Inc. and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Gordon H. Silver       Vice President     present: Director and Senior          14,990
                                                   Managing Director of
                                                   Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Brett C. Browchuk      Vice President     present: Managing Director of              0
                                                   Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
John R. Verani         Vice President     present: Senior Vice President             0
                                                   of Putnam Investments,
                                                   Inc. and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
John J. Morgan, Jr.    Vice President     present: Managing Director of              0
                                                   Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Richard Monaghan       Vice President     present: Managing Director,                0
                                                   Putnam Investments, Inc.
                                                   Chief of Mutual Fund
                                                   Business of Putnam Mutual
                                                   Funds Corp.
--------------------------------------------------------------------------------------
Nigel P. Hart          Vice President     present: Senior Vice President of        321
                                                   Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Omid Kamshad           Vice President     present: Managing Director of              0
                                                   Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Mark D. Pollard        Vice President     present: Senior Vice President             0
                                                   of Putnam Investments,
                                                   Inc. and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Justin M. Scott        Vice President     present: Managing Director of            236
                                                   Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Nicholas Melhuish      Vice President     Present: Vice President of Putnam          0
                                                   Investments, Inc. and
                                                   Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Paul G. Bucuvalas      Assistant          present: N/A                               0
                       Treasurer
--------------------------------------------------------------------------------------
Judith Cohen           Associate Clerk    present: N/A                               0
--------------------------------------------------------------------------------------

Note: The Fund does not have any employees.

(4) Description of Business and Outline of Operation

    The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets.  The Fund has retained
Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(5) Miscellaneous

    During the six months preceding the filing of this report, there has not been, nor is there currently any litigation that has had or is expected by Investment
Management Company to have, a material adverse effect on the Fund.



2. Investment Management Company

(1) Amount of Capital Stock    (as of the end of February 2000)

1. Amount of Capital (issued capital stock at par value):
   Common Stock 1,000 shares at $1 par value

2. Number of authorized shares of capital stock:
   Common Stock 1,000 shares

3. Number of outstanding shares of capital stock:
   Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                       Amount of Capital
   Year           (Total Stockholders' Equity)

End of 1995              $45,521,351
End of 1996              $45,817,658
End of 1997              $48,617,160
End of 1998             $425,782,008
End of 1999             $879,639,862

(2) Information Concerning Major Shareholders

As of the end of February 2000, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3) Information Concerning Directors, Officers and Employees

The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists:
(i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

List of Officers and Directors of Putnam Investment Management, Inc.



                                                 (as of the end of February 2000)
--------------------------------------------------------------------------------------
                           Position with
                           Putnam
                           Investment
                           Management,
Name                       Inc.                         Other Business Affiliation
--------------------------------------------------------------------------------------
1    Putnam, George        Chairman              Director of Putnam Mutual Funds Corp.
--------------------------------------------------------------------------------------
2    Lasser, Lawrence J.   President and
                           Director, CEO
--------------------------------------------------------------------------------------
3    Silver, Gordon H.     Director and          Director of Putnam Fiduciary Trust
                           Senior Managing       Company and Senior Managing Director
                           Director              of Putnam Mutual Funds Corp.
--------------------------------------------------------------------------------------
4    Collman, Kathleen M.  Senior Managing       Senior Managing Director of Putnam
                           Director              Mutual Funds Corp.
--------------------------------------------------------------------------------------
5    Ferguson, Ian C.      Senior Managing       Senior Managing Director of Putnam
                           Director              Mutual Funds Corp.
--------------------------------------------------------------------------------------
6    Oristaglio, Stephen   Senior Managing
                           Director
--------------------------------------------------------------------------------------
7    Regan, Anthony W.     Senior Managing
                           Director
--------------------------------------------------------------------------------------
8    Spiegel, Steven       Senior Managing       Senior Managing Director of Putnam
                           Director              Mutual Funds Corp.
--------------------------------------------------------------------------------------
9    Anderson, Blake E.    Managing Director
--------------------------------------------------------------------------------------
10   Beck, Robert R.       Managing Director
--------------------------------------------------------------------------------------
11   Boneparth, John F.    Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
12   Bresnahan, Leslee R.  Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
13   Browchuk, Brett C.    Managing Director
--------------------------------------------------------------------------------------
14   Cassaro, Joseph A.    Managing Director
--------------------------------------------------------------------------------------
15   Cotner, C. Beth       Managing Director
--------------------------------------------------------------------------------------
16   Cronin, Kevin M.      Managing Director     Managing Director of Putnam Fiduciary
                                                 Trust Company
--------------------------------------------------------------------------------------
17   D'Alelio, Edward H.   Managing Director
--------------------------------------------------------------------------------------
18   Daly, Kenneth L.      Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
19   DeTore, John A.       Managing Director     Managing Director of Putnam Fiduciary
                                                 Trust Company
--------------------------------------------------------------------------------------
20   Durgarian, Karnig H.  Managing Director     Director and Managing Director of
                                                 Putnam Fiduciary Trust Company
--------------------------------------------------------------------------------------
21   Esteves, Irene M.     Managing Director     Director of Putnam Fiduciary Trust
                           and Chief Financial   Company
                           Officer
--------------------------------------------------------------------------------------
22   Gillis, Roland        Managing Director
--------------------------------------------------------------------------------------
23   Haslett, Thomas R.    Managing Director
--------------------------------------------------------------------------------------
24   Holding, Pamela       Managing Director
--------------------------------------------------------------------------------------
25   Hurley, William J.    Managing Director     Managing Director and CFO of Putnam
                                                 Mutual Funds Corp.
--------------------------------------------------------------------------------------
26   Jacobs, Jerome J.     Managing Director
--------------------------------------------------------------------------------------
27   Joseph, Joseph P.     Managing Director
--------------------------------------------------------------------------------------
28   Kamshad, Omid         Managing Director
--------------------------------------------------------------------------------------
29   Kanwal, Amrit         Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
30   King, David L.        Managing Director
--------------------------------------------------------------------------------------
31   Kohli, D. William     Managing Director
--------------------------------------------------------------------------------------
32   Kreisel, Anthony I.   Managing Director
--------------------------------------------------------------------------------------
33   Kuenstner, Deborah F. Managing Director
--------------------------------------------------------------------------------------
34   Landes, William J.    Managing Director
--------------------------------------------------------------------------------------
35   Leibovitch, Richard   Managing Director
     G.
--------------------------------------------------------------------------------------
36   Leichter, Jennifer E. Managing Director
--------------------------------------------------------------------------------------
37   Lohr, Mark G.         Managing Director     Managing Director of Putnam
                                                 Mutual Funds Corp.
--------------------------------------------------------------------------------------
38   Maloney, Kevin J.     Managing Director
--------------------------------------------------------------------------------------
39   Martens, Erwin W.     Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
40   Martino, Michael      Managing Director     Managing Director of Putnam
                                                 Fiduciary Trust Company
--------------------------------------------------------------------------------------
41   Maxwell, Scott M.     Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
42   McMullen, Carol C.    Managing Director
--------------------------------------------------------------------------------------
43   Memani, Krisha K.     Managing Director
--------------------------------------------------------------------------------------
44   Miller, Daniel L.     Managing Director
--------------------------------------------------------------------------------------
45   Miller, Jeffrey M.    Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
46   Morgan Jr., John J.   Managing Director     Managing Director of Putnam
                                                 Fiduciary Trust Company
--------------------------------------------------------------------------------------
47   Morgan, Kelly A.      Managing Director
--------------------------------------------------------------------------------------
48   Morris, Dirk          Managing Director
--------------------------------------------------------------------------------------
49   Murphy, Jennifer P.   Managing Director
--------------------------------------------------------------------------------------
50   Nagashima, Tohio      Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
51   Peacher, Stephen C.   Managing Director
--------------------------------------------------------------------------------------
52   Peters, Jeffrey F.    Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
53   Pollard, Mark D.      Managing Director
--------------------------------------------------------------------------------------
54   Porter, Charles E.    Managing Director
--------------------------------------------------------------------------------------
55   Price, Quintin I.     Managing Director
--------------------------------------------------------------------------------------
56   Reilly, Thomas V.     Managing Director
--------------------------------------------------------------------------------------
57   Schultz, Mitchell D.  Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
58   Scott, Justin M.      Managing Director     Managing Director of Putnam
                                                 Fiduciary Trust Company
--------------------------------------------------------------------------------------
59   Shadek Jr., Edward T. Managing Director
--------------------------------------------------------------------------------------
60   Starr, Loren M.       Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
61   Swift, Robert         Managing Director
--------------------------------------------------------------------------------------
62   Talanian, John C.     Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
63   Tibbetts, Richard B.  Managing Director     Managing Director of Putnam Mutual
                                                 Funds Corp.
--------------------------------------------------------------------------------------
64   Waldman, David L.     Managing Director
--------------------------------------------------------------------------------------
65   Warren, Paul C.       Managing Director
--------------------------------------------------------------------------------------
66   Wetlaufer, Eric       Managing Director
--------------------------------------------------------------------------------------
67   Woolverton, William   Managing Director     Managing Director of Putnam Mutual
     H.                                          Funds Corp.
--------------------------------------------------------------------------------------
68   Allansmith, Lauren L. Senior Vice
                           President
--------------------------------------------------------------------------------------
69   Arends, Michael K.    Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
70   Asher, Steven E.      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
71   Atkin, Michael J.     Senior Vice
                           President
--------------------------------------------------------------------------------------
72   Augustine, Jeffrey B. Senior Vice
                           President
--------------------------------------------------------------------------------------
73   Bakshi, Manjit S.     Senior Vice
                           President
--------------------------------------------------------------------------------------
74   Bamford, Dolores      Senior Vice
     Snyder                President
--------------------------------------------------------------------------------------
75   Bent, John J.         Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
76   Block, Richard L.     Senior Vice
                           President
--------------------------------------------------------------------------------------
77   Bloemker, Rob A.      Senior Vice
                           President
--------------------------------------------------------------------------------------
78   Boselli, John A.      Senior Vice
                           President
--------------------------------------------------------------------------------------
79   Bousa, Edward P.      Senior Vice
                           President
--------------------------------------------------------------------------------------
80   Bradford Jr.,         Senior Vice           Senior Vice President of Putnam
     Linwoood E.           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
81   Burke, Andrea         Senior Vice
                           President
--------------------------------------------------------------------------------------
82   Burns, Cheryl A.      Senior Vice
                           President
--------------------------------------------------------------------------------------
83   Byrne, Joshua L.      Senior Vice
                           President
--------------------------------------------------------------------------------------
84   Callahan, Ellen S.    Senior Vice
                           President
--------------------------------------------------------------------------------------
85   Carlson, David G.     Senior Vice
                           President
--------------------------------------------------------------------------------------
86   Chase, Mary Claire    Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
87   Chrostowski, Louis F. Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
88   Crane, George H.      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
89   Curran, Peter J.      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
90   Dalferro, John R.     Senior Vice
                           President
--------------------------------------------------------------------------------------
91   Derbyshire, Ralph C.  Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
92   Dexter, Stephen P.    Senior Vice
                           President
--------------------------------------------------------------------------------------
93   Divney, Kevin M.      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
94   Eigerman, Nathan W.   Senior Vice
                           President
--------------------------------------------------------------------------------------
95   Elavia, Tony H.       Senior Vice
                           President
--------------------------------------------------------------------------------------
96   England, Richard B.   Senior Vice
                           President
--------------------------------------------------------------------------------------
97   Epke, Laura L.        Senior Vice
                           President
--------------------------------------------------------------------------------------
98   Farrell, Deborah S.   Senior Vice
                           President
--------------------------------------------------------------------------------------
99   Flaherty, Patricia C. Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
100  Fleisher, Peter M.    Senior Vice
                           President
--------------------------------------------------------------------------------------
101  Fontana, Forrest N.   Senior Vice
                           President
--------------------------------------------------------------------------------------
102  Francis, Jonathan H.  Senior Vice
                           President
--------------------------------------------------------------------------------------
103  Frost, Karen T.       Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
104  Frucci, Richard M.    Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
105  Gorman, Stephen A.    Senior Vice
                           President
--------------------------------------------------------------------------------------
106  Graham, Andrew        Senior Vice
                           President
--------------------------------------------------------------------------------------
107  Grant, Peter J.       Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
108  Graviere, Patrice     Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
109  Grim, Daniel J.       Senior Vice
                           President
--------------------------------------------------------------------------------------
110  Haagensen, Paul E.    Senior Vice
                           President
--------------------------------------------------------------------------------------
111  Hadas, Edward         Senior Vice
                           President
--------------------------------------------------------------------------------------
112  Hadden, Peter J.      Senior Vice
                           President
--------------------------------------------------------------------------------------
113  Halperin, Matthew C.  Senior Vice
                           President
--------------------------------------------------------------------------------------
114  Hamlin, David E.      Senior Vice
                           President
--------------------------------------------------------------------------------------
115  Harring, Linda        Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
116  Hart, Nigel P.        Senior Vice
                           President
--------------------------------------------------------------------------------------
117  Healey, Deborah R.    Senior Vice
                           President
--------------------------------------------------------------------------------------
118  Horwitz, Jonathan S.  Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
119  Hotchkiss, Michael F. Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
120  Kaufman, Jeffrey      Senior Vice
                           President
--------------------------------------------------------------------------------------
121  Kay, Karen R.         Senior Vice           Clerk, Director and Senior Vice
                           President             President of Putnam Fiduciary Trust
                                                 Company
--------------------------------------------------------------------------------------
122  Kirson, Steven L.     Senior Vice
                           President
--------------------------------------------------------------------------------------
123  Knight, Jeffrey L.    Senior Vice
                           President
--------------------------------------------------------------------------------------
124  Koontz, Jill A.       Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
125  Korn, Karen R.        Senior Vice
                           President
--------------------------------------------------------------------------------------
126  Kurey, Thomas J.      Senior Vice
                           President
--------------------------------------------------------------------------------------
127  Lannum III, Coleman   Senior Vice
     N.                    President
--------------------------------------------------------------------------------------
128  Lindsey, Jeffrey R.   Senior Vice
                           President
--------------------------------------------------------------------------------------
129  Lode, Geirulv         Senior Vice
                           President
--------------------------------------------------------------------------------------
130  Lomba, Rufino R.      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
131  MacElwee, Jones,      Senior Vice
     Elizabeth M.          President
--------------------------------------------------------------------------------------
132  Madore, Robert A.     Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
133  Malloy, Julie M.      Senior Vice
                           President
--------------------------------------------------------------------------------------
134  Manuel Jr., Richard   Senior Vice
     D.                    President
--------------------------------------------------------------------------------------
135  Marrkand, Paul E.     Senior Vice
                           President
--------------------------------------------------------------------------------------
136  Marshall, William L.  Senior Vice
                           President
--------------------------------------------------------------------------------------
137  Matteis, Andrew S.    Senior Vice
                           President
--------------------------------------------------------------------------------------
138  McDonald, Richard E.  Senior Vice
                           President
--------------------------------------------------------------------------------------
139  Meehan, Thalia        Senior Vice
                           President
--------------------------------------------------------------------------------------
140  Mehta, Sandeep        Senior Vice
                           President
--------------------------------------------------------------------------------------
141  Mockard, Jeanne L.    Senior Vice
                           President
--------------------------------------------------------------------------------------
142  Mufson, Michael J.    Senior Vice
                           President
--------------------------------------------------------------------------------------
143  Mullen, Donald E.     Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
144  Mullin, Hugh H.       Senior Vice
                           President
--------------------------------------------------------------------------------------
145  Murphy, Kevin F.      Senior Vice
                           President
--------------------------------------------------------------------------------------
146  Netols, Jeffrey W.    Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
147  Oler, Stephen S.      Senior Vice
                           President
--------------------------------------------------------------------------------------
148  Paine, Robert M.      Senior Vice
                           President
--------------------------------------------------------------------------------------
149  Parker, Margery C.    Senior Vice
                           President
--------------------------------------------------------------------------------------
150  Parr, Cynthia O.      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
151  Perry, William        Senior Vice
                           President
--------------------------------------------------------------------------------------
152  Peters, Carmel        Senior Vice
                           President
--------------------------------------------------------------------------------------
153  Petralia, Randolph S. Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
154  Plapinger, Keith      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
155  Pohl, Charles G.      Senior Vice
                           President
--------------------------------------------------------------------------------------
156  Prusko, James M.      Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
157  Puddle, David G.      Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
158  Quistberg, Paul T.    Senior Vice
                           President
--------------------------------------------------------------------------------------
159  Rogers, Kevin J.      Senior Vice
                           President
--------------------------------------------------------------------------------------
160  Ruys de Perez,        Senior Vice           Senior Vice President of Putnam
     Charles A.            President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
161  Sai,Yumiko            Senior Vice
                           President
--------------------------------------------------------------------------------------
162  Santos, David J.      Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
163  Santosus, Anthony C.  Senior Vice
                           President
--------------------------------------------------------------------------------------
164  Schwister, Jay E.     Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
165  Scordato, Christine   Senior Vice           Senior Vice President of Putnam
     A.                    President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
166  Selden, Denise D.     Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
167  Sievert, Jean I.      Senior Vice
                           President
--------------------------------------------------------------------------------------
168  Simon, Sheldon N.     Senior Vice
                           President
--------------------------------------------------------------------------------------
169  Simozar, Saied        Senior Vice
                           President
--------------------------------------------------------------------------------------
170  Smith Jr., Leo J.     Senior Vice
                           President
--------------------------------------------------------------------------------------
171  Smith, Margaret D.    Senior Vice
                           President
--------------------------------------------------------------------------------------
172  Spatz, Erin J.        Senior Vice
                           President
--------------------------------------------------------------------------------------
173  Spiers, John Graham   Senior Vice
                           President
--------------------------------------------------------------------------------------
174  Stack, Michael P.     Senior Vice
                           President
--------------------------------------------------------------------------------------
175  Stairs, George W.     Senior Vice
                           President
--------------------------------------------------------------------------------------
176  Strumpf, Casey        Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
177  Sugimoto, Toshifumi   Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
178  Sullivan, Roger R.    Senior Vice
                           President
--------------------------------------------------------------------------------------
179  Sullivan, William J.  Senior Vice
                           President
--------------------------------------------------------------------------------------
180  Suzuki, Toshimi       Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
181  Svensson, Lisa H.     Senior Vice
                           President
--------------------------------------------------------------------------------------
182  Swanberg, Charles H.  Senior Vice
                           President
--------------------------------------------------------------------------------------
183  Thomsen, Rosemary H.  Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
184  Troped Blacker,       Senior Vice           Senior Vice President of Putnam
     Bonnie L.             President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
185  Verani, John R.       Senior Vice           Senior Vice President of Putnam
                           President             Fiduciary Trust Company
--------------------------------------------------------------------------------------
186  Walsh, Francis P.     Senior Vice
                           President
--------------------------------------------------------------------------------------
187  Weinstein, Michael R. Senior Vice
                           President
--------------------------------------------------------------------------------------
188  Weiss, Manuel         Senior Vice
                           President
--------------------------------------------------------------------------------------
189  Whalen, Edward F.     Senior Vice           Senior Vice President of Putnam
                           President             Mutual Funds Corp.
--------------------------------------------------------------------------------------
190  Wyke, Richard P.      Senior Vice
                           President
--------------------------------------------------------------------------------------
191  Yogg, Michael R.      Senior Vice
                           President
--------------------------------------------------------------------------------------



(4) Summary of Business Lines and Business Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of February 2000, Investment Management Company managed, advised, and/or administered the following 116 funds and fund portfolios (having an aggregate net asset value of approximately $305.75 billion):


End of Feb. 2000 NAV chart

(5) Miscellaneous

     During the six months preceding the filing of this report, there has not been, nor is there currently any litigation that has had or is expected by Investment Management Company to have, a material adverse effect on the Fund.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.






AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE GROWTH FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)



To: Director of Kanto Local Finance Bureau
                                             Filing Date: March 31, 2000
                                             Filing Date of Amendment:
                                             April 30, 2000

Name of the Registrant Trust:                PUTNAM EUROPE GROWTH

Name and Official Title of Representative    Charles E. Porter
Of Trustees:                                 Executive Vice President

Address of Principal Office:                 One Post Office Square
                                             Boston, Massachusetts 02109
                                             U. S. A.

Name and Title of Registration Agent:        Harume Nakano
                                             Attorney-at-Law
                                             Signature [Harume Nakano]
                                             ------------------------
                                                    (Seal)

                                             Ken Miura
                                             Attorney-at-Law
                                             Signature [Ken Miura]
                                             --------------------
                                                    (Seal)

Address or Place of Business                 Kasumigaseki Building, 25th Floor
                                             2-5, Kasumigaseki 3-chome
                                             Chiyoda-ku, Tokyo

Name of Liaison Contact:                     Harume Nakano
                                             Ken Miura
                                             Attorneys-at-Law

Place of Liaison Contact:                    Hamada & Matsumoto
                                             Kasumigaseki Building, 25th Floor
                                             2-5, Kasumigaseki 3-chome
                                             Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377


Public Offering or Sale for Registration

Name of the Fund Making Public               PUTNAM EUROPE GROWTH FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of                 Up to 50 million Class M Shares
Foreign Investment Fund Securities           Up to the total amount obtained by
to be Publicly Offered or Sold:              aggregating the respective net asset
                                             value per Class M Share in respect
                                             of 50 million Class M Shares (The maximum
                                             amount expected to be sold is 1,127
                                             million U.S. dollars (approximately
                                             [YEN] 123.9 billion)).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = [YEN]
        109.90 the mean of the exchange rate quotations by The Bank of
        Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 29, 2000.

Note 2: The maximum amount expected to be sold is, for convenience, an amount calculated by multiplying the net asset value per Class M Share as of October 29, 1999 (U.S.$22.54) by 50 million Class M Shares.



Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 5 including front and back pages.)


I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on December 17, 1999 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION ON THE ISSUER (page 5 of the Original SRS)

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:




         Before amendment                                     After amendment
         [Original SRS]                              [Aforementioned Semi-annual Report]
I. Description of the Fund I.                       I.  Status of Investment Portfolio
                                                        of the Fund
5. Status of Investment Portfolio

(A) Diversification of Investment Portfolio         (1) Diversification of Investment
                                                        Portfolio (the aforementioned
                                                        Semi-annual Report, page 1)

(B) Results of Past Operations                      (2) Results of Past Operations

(1) Record of Changes in Net Assets                  a  Record of Changes in Net Assets
    Class M Shares)                                     Class M Shares) (Ditto, page 2)

    (Regarding the amounts as at the end of each        (Regarding the amounts as at
    month during one-year period from, and              the end of each month during
    including, the latest relevant date prior           one-year period from, and
    to the filing date of the Original SRS)             including, the latest relevant
                                                        date prior to the filing date
                                                        of the aforementioned Semi-
                                                        annual Report)

(2) Record of Distributions Paid (Class M            b  Record of Distributions Paid
    Shares)                                             (Class M Shares) (Ditto, page 2)

    (Regarding the dividends paid at the end            (Regarding the dividends paid
    of each month up to the latest relevant date        at the end of each month up to
    of the Original SRS)                                the latest relevant date of the
                                                        aforementioned Semi-annual
                                                        Report)

II. Outline of the Fund                             II. Outline of the Fund

 1. Fund                                             1. Fund

(E) Amount of Capital Stock                         (1) Amount of Capital Stock (Ditto,
                                                        page 4)

(G) Information Concerning Major Shareholders       (2) Information Concerning Major
                                                        Shareholders (Ditto, page 4)

(H) Information Concerning Directors,               (3) Information Concerning
    Officers and Employees                              Directors, Officers and
                                                        Employees (Ditto, page 4)

(I) Description of Business and Outline of          (4) Description of Business
    Operation                                           and Outline of Operation
                                                        (Ditto, page 7)

2. Putnam Investment Management, Inc.                2. Putnam Investment Management,
   (Investment Management Company)                      Inc. (Investment Management
                                                        Company)

(E) Amount of Capital Stock                         (1) Amount of Capital Stock
                                                        (Ditto, page 8)

(G) Information Concerning Major Stockholders       (2) Information Concerning Major
                                                        Stockholders (Ditto, page 8)

(H) Information Concerning Officers and Employees   (3) Information Concerning Officers
                                                        and Employees (Ditto, page 8)

(I) Summary of Business Lines and Business          (4) Summary of Business Lines
    Operation                                           and Business Operation
                                                        (Ditto, page 20)



With respect to Section IV the Financial Condition of the Fund in the Original SRS, Item III Outline of the Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, page 32) is added to the Original SRS.

Part III. SPECIAL INFORMATION (page 13 of the Original SRS)

With respect to Section II the Financial Condition of the Investment Management Company in the Original SRS, Item IV Outline of the Financial Status of the Investment Management Company in the aforementioned
Semi-annual Report (Ditto, page 31) is added to the Original SRS.